Balance Sheets (Unaudited) - Quarterly (093014 Quarterly [Member], USD $)	Sep. 30, 2014	Dec. 31, 2013
093014 Quarterly [Member]
Current Assets
Cash	$ 140	$ 1,513
Accounts Receivable	15	10
TOTAL CURRENT ASSETS	155	1,523
TOTAL ASSETS	155	1,523
CURRENT LIABILITIES
Accounts payable and accrued liabilities	303,728	171,016
Accrued Salaries - Related Parties	238,416	152,000
Current portion of long-term debt, including accrued interest	876	878
Lines of credit	92,884	87,129
TOTAL CURRENT LIABILITIES	635,904	411,023
LONG-TERM LIABILITIES
Notes payable - related-party	35,886	23,541
Notes payable - long-term	5,690	6,410
TOTAL LIABILITIES	677,480	440,974
STOCKHOLDERS DEFICIT
Common stock $.01 par value 2,500,000,000 authorized, 388,475,000 issued and outstanding as of September 30, 2014 and December 31, 2013	3,884,750	3,884,750
Discount on common stock	(3,670,850)	(3,670,850)
Additional Paid in Capital
STOCKHOLDERS' DEFICIT	(891,225)	(653,351)
TOTAL STOCKHOLDERS EQUITY (DEFICIT) MEMBERS (DEFICIT)	(677,325)	(439,451)
TOTAL LIABILITIES AND STOCKHOLDERS EQUITY (DEFICIT) (MEMBERS (DEFICIT)	$ 155	$ 1,523